UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2009

Item 1. Schedule of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 86.4% (A)
COMMON STOCKS — 85.1% (A)
COMMERCIAL SERVICES SECTOR — 3.5%
	Advertising/Marketing Services — 1.6%
839,600	The Interpublic Group
	of Companies, Inc.*	$6,196,248
	Miscellaneous Commercial Services — 1.4%
197,500	Cintas Corp.	5,144,875
	Personnel Services — 0.5%
191,500	AMN Healthcare Services, Inc.*	1,734,990
CONSUMER DURABLES SECTOR — 2.3%
	Recreational Products — 2.3%
381,200	Brunswick Corp.	4,845,052
313,800	Winnebago Industries, Inc.*	3,828,360
		8,673,412
CONSUMER NON-DURABLES SECTOR — 3.3%
	Apparel/Footwear — 3.3%
989,300	Liz Claiborne, Inc.*	5,569,759
392,883	Volcom, Inc.*	6,576,861
		12,146,620
CONSUMER SERVICES SECTOR — 3.1%
	Hotels/Resorts/Cruiselines — 1.5%
219,600	Royal Caribbean Cruises Ltd.*	5,551,488
	Restaurants — 1.6%
315,100	Burger King Holdings Inc.	5,930,182
DISTRIBUTION SERVICES SECTOR — 6.5%
	Electronics Distributors — 3.4%
315,792	Arrow Electronics, Inc.*	9,350,601
128,000	ScanSource, Inc.*	3,417,600
		12,768,201
	Medical Distributors — 1.3%
171,548	Patterson Companies Inc.*	4,799,913
	Wholesale Distributors — 1.8%
142,600	Beacon Roofing Supply, Inc.*	2,281,600
254,000	Interline Brands, Inc.*	4,386,580
		6,668,180
ELECTRONIC TECHNOLOGY SECTOR — 8.8%
	Aerospace & Defense — 1.4%
412,570	Hexcel Corp.*	5,355,159
	Computer Peripherals — 1.7%
185,000	NetApp, Inc.*	6,362,150
	Electronic Equipment/Instruments — 1.5%
438,345	Intermec Inc.*	5,637,117
	Electronic Production Equipment — 1.7%
353,000	MKS Instruments, Inc.*	6,145,730
	Semiconductors — 2.5%
413,200	Altera Corp.	9,350,716
ENERGY MINERALS SECTOR — 1.2%
	Coal — 1.2%
195,800	Arch Coal, Inc.	4,356,550
FINANCE SECTOR — 10.8%
	Finance/Rental/Leasing — 0.9%
198,300	Rent-A-Center, Inc.*	3,513,876
	Insurance Brokers/Services — 1.1%
177,700	Arthur J. Gallagher & Co.	4,000,027
	Life/Health Insurance — 2.8%
234,300	Genworth Financial Inc.*	2,659,305
166,000	Reinsurance Group
	of America, Inc.	7,909,900
		10,569,205
	Multi-Line Insurance — 2.3%
112,583	PartnerRe Ltd.	8,405,447
	Property/Casualty Insurance — 1.0%
378,480	Old Republic International Corp.	3,799,939
	Regional Banks — 2.0%
358,586	Associated Banc-Corp.	3,948,032
167,367	FirstMerit Corp.	3,370,771
		7,318,803
	Savings Banks — 0.7%
130,400	MB Financial, Inc.	2,571,488
HEALTH SERVICES SECTOR — 2.9%
	Health Industry Services — 1.9%
363,200	HealthSouth Corp.*	6,817,264
	Medical/Nursing Services — 1.0%
151,300	VCA Antech, Inc.*	3,770,396
HEALTH TECHNOLOGY SECTOR — 4.8%
	Biotechnology — 1.4%
149,800	Charles River Laboratories
	International, Inc.*	5,046,762
	Medical Specialties — 2.2%
273,200	Hologic, Inc.*	3,961,400
234,100	Wright Medical Group, Inc.*	4,436,195
		8,397,595
	Pharmaceuticals: Other — 1.2%
200,500	ICON PLC - SP-ADR*	4,356,865
INDUSTRIAL SERVICES SECTOR — 6.9%
	Contract Drilling — 0.7%
107,600	Rowan Companies, Inc.*	2,436,064
	Engineering & Construction — 1.1%
199,000	Chicago Bridge
	& Iron Co. N.V. NYS*	4,023,780
	Environmental Services — 1.6%
207,400	Republic Services, Inc.	5,871,494
	Oil & Gas Pipelines — 2.1%
128,800	Kinder Morgan
	Energy Partners, L.P.	7,854,224
	Oilfield Services/Equipment — 1.4%
107,600	Dresser-Rand Group, Inc.*	3,401,236
90,000	Exterran Holdings Inc.*	1,930,500
		5,331,736
PROCESS INDUSTRIES SECTOR — 9.4%
	Chemicals: Major Diversified — 1.4%
161,900	Celanese Corp.	5,196,990
	Chemicals: Specialty — 3.5%
188,081	Cytec Industries Inc.	6,849,910
270,400	Rockwood Holdings Inc.*	6,370,624
		13,220,534
	Containers/Packaging — 2.5%
180,862	Pactiv Corp.*	4,366,009
228,400	Sealed Air Corp.	4,992,824
		9,358,833
	Industrial Specialties — 2.0%
585,500	Ferro Corp.*	4,824,520
179,900	Kraton Performance
	Polymers, Inc.*	2,439,444
		7,263,964
PRODUCER MANUFACTURING SECTOR — 7.9%
	Electrical Products — 2.9%
559,495	Molex Inc. Cl A	10,703,139
	Industrial Machinery — 4.1%
110,465	Kadant Inc.*	1,763,021
515,953	Kennametal Inc.	13,373,502
		15,136,523
	Miscellaneous Manufacturing — 0.9%
115,900	Brady Corp.	3,478,159
RETAIL TRADE SECTOR — 5.6%
	Apparel/Footwear Retail — 1.1%
45,500	Abercrombie & Fitch Co.	1,585,675
192,106	Zumiez Inc.*	2,443,588
		4,029,263
	Department Stores — 1.1%
75,000	Kohl's Corp.*	4,044,750
	Discount Stores — 0.6%
80,700	Family Dollar Stores, Inc.	2,245,881
	Specialty Stores — 2.8%
195,100	PetSmart, Inc.	5,207,219
292,700	Ulta Salon, Cosmetics
	& Fragrance, Inc.*	5,315,432
		10,522,651
TECHNOLOGY SERVICES SECTOR — 5.8%
	Data Processing Services — 1.5%
112,100	Fiserv, Inc.*	5,434,608
	Information Technology Services — 2.9%
65,200	Citrix Systems, Inc.*	2,712,972
971,400	Sapient Corp.*	8,033,478
		10,746,450
	Packaged Software — 1.4%
318,300	Parametric Technology Corp.*	5,201,022
TRANSPORTATION SECTOR — 2.3%
	Air Freight/Couriers — 0.9%
222,000	UTI Worldwide, Inc.	3,179,040
	Trucking — 1.4%
274,100	Werner Enterprises, Inc.	5,424,439
	Total common stocks (Cost $271,091,201)	316,092,742
MUTUAL FUNDS — 1.3% (A)
210,200	SPDR KBW Regional
	Banking ETF	4,676,950
	Total mutual funds (Cost $5,862,558)	4,676,950
	Total long-term investments (Cost $276,953,759)	320,769,692
SHORT-TERM INVESTMENTS — 14.0% (A)
	Variable Rate Demand Note — 14.0%
$52,159,182	U.S. Bank, N.A., 0.00%	52,159,182
	Total variable rate demand note (Cost $52,159,182)	52,159,182
	Total short-term investments (Cost $52,159,182)	52,159,182
	Total investments - 100.4% (Cost $329,112,961)	372,928,874
	Liabilities, less
	other assets — (0.4%) (A)	(1,443,202)
	TOTAL NET ASSETS - 100.0%	$371,485,672

*	Non-income paying security.
(A)	Percentages for the various classifications relate to net assets.
ETF-Exchange Traded Fund
L.P.-Limited Partnership
N.V. – Netherlands Antilles Limited Liability Corp.
NYS – New York Registered Shares
SP-ADR – Sponsored American Depositary Receipts

As of December 31, 2009, investment cost for federal tax purposes was $378,817,042 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$62,891,472
Aggregate gross unrealized depreciation	(40,592,057)
Net unrealized appreciation	$22,299,415

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$316,092,742
Mutual Funds	4,676,950
Total Level 1	320,769,692
Level 2 – Short-Term Variable Rate Demand Notes	52,159,182
Level 3 –	---
Total	$372,928,874

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)
Shares		Value
COMMON STOCKS — 91.6% (A)
COMMERCIAL SERVICES SECTOR — 6.7%
	Financial Publishing/Services — 3.2%
2,311,000	McGraw-Hill
	Companies, Inc.	$77,441,610
	Miscellaneous Commercial
	Services — 3.5%
3,248,000	Cintas Corp.	84,610,400
CONSUMER NON-DURABLES SECTOR — 11.8%
	Beverages: Alcoholic — 4.2%
1,484,000	Diageo PLC - SP-ADR	103,004,440
	Food: Major Diversified — 3.9%
1,947,000	Nestlé S.A. - SP-ADR	94,137,450
	Household/Personal Care — 3.7%
1,403,000	Kimberly-Clark Corp.	89,385,130
CONSUMER SERVICES SECTOR — 3.8%
	Media Conglomerates — 3.8%
3,108,000	Time Warner Inc.	90,567,120
DISTRIBUTION SERVICES SECTOR — 9.4%
	Food Distributors — 4.1%
3,543,000	Sysco Corp.	98,991,420
	Medical Distributors — 2.5%
1,868,000	Cardinal Health, Inc.	60,224,320
	Wholesale Distributors — 2.8%
686,000	Grainger (W. W.), Inc.	66,425,380
ELECTRONIC TECHNOLOGY SECTOR — 4.0%
	Electronic Components — 4.0%
3,896,000	Tyco Electronics Ltd.	95,646,800
ENERGY MINERALS SECTOR — 4.8%
	Integrated Oil — 4.8%
1,976,000	BP PLC - SP-ADR	114,548,720
FINANCE SECTOR — 11.6%
	Financial Conglomerates — 2.7%
1,633,000	American Express Co.	66,169,160
	Major Banks — 4.8%
4,059,000	Bank of New York
	Mellon Corp.	113,530,230
	Property/Casualty Insurance — 4.1%
30,000	Berkshire
	Hathaway Inc. - Cl B*	98,580,000
HEALTH TECHNOLOGY SECTOR — 8.8%
	Medical Specialties — 8.8%
1,656,200	CareFusion Corp.*	41,421,562
1,788,000	Covidien PLC	85,627,320
2,394,000	DENTSPLY
	International Inc.	84,196,980
		211,245,862
INDUSTRIAL SERVICES SECTOR — 2.2%
	Oilfield Services/Equipment — 2.2%
815,000	Schlumberger Ltd.	53,048,350
PRODUCER MANUFACTURING SECTOR — 11.6%
	Industrial Conglomerates — 8.7%
1,413,000	3M Co.	116,812,710
2,633,000	Tyco International Ltd.	93,945,440
		210,758,150
	Industrial Machinery — 2.9%
1,498,000	Rockwell
	Automation, Inc.	70,376,040
RETAIL TRADE SECTOR — 4.8%
	Discount Stores — 4.8%
2,174,000	Wal-Mart Stores, Inc.	116,200,300
TECHNOLOGY SERVICES SECTOR — 8.3%
	Data Processing Services — 3.8%
2,116,000	Automatic Data
	Processing, Inc.	90,607,120
	Information Technology Services — 4.5%
2,606,000	Accenture PLC	108,149,000
TRANSPORTATION SECTOR — 3.8%
	Air Freight/Couriers — 3.8%
1,592,000	United Parcel
	Service, Inc. - Cl B	91,333,040
	Total common stocks (Cost $1,941,162,590)	2,204,980,042
SHORT-TERM INVESTMENTS — 8.1% (A)
	Commercial Paper — 8.1%
$193,900,000	U.S. Bank, N.A.,
	0.01%, due 01/04/10	193,899,838
	Total commercial paper (Cost $193,899,838)	193,899,838
	Total short-term
	investments (Cost $193,899,838)	193,899,838
	Total investments - 97.7% (Cost $2,135,062,428)	2,398,879,880
	Cash and receivables,
	less liabilities — 0.3% (A)	7,341,805
	TOTAL NET ASSETS - 100.0%	$2,406,221,685

*	Non-income paying security.
(A)	Percentages for the various classifications relate to net assets.
SP-ADR-Sponsored American Depositary Receipts

As of December 31, 2009, investment cost for federal tax purposes was $1,935,161,602 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$228,685,801
Aggregate gross unrealized depreciation	(122,251,617)
Net unrealized appreciation	$106,434,184

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$2,204,980,042
Level 2 – Short-Term Commercial Paper	193,899,838
Level 3 –	---
Total	$2,398,879,880

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 24, 2010

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date   February 24, 2010